Investment Instruments - Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	$ 10,676	$ 12,357
Investment in domestic entities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	4,990	5,979
Investment in foreign entities [member] | A.C.H Colombia [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	989	799
Investment in foreign entities [member] | Redeban Multicolor S.A. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	634	539
Investment in foreign entities [member] | Cámara De Compensación Divisas De Col. S.A. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	270	229
Investment in foreign entities [member] | Cámara De Riesgo Central De Contraparte S.A. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	160	132
Investment in foreign entities [member] | Servibanca - Tecnibanca [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		1,818
Investment in foreign entities [member] | Bolsa De Valores De Colombia [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	781	466
Investment in foreign entities [member] | Credibanco [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	2,831	2,378
Investment in foreign entities [member] | Others [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	$ 21	$ 17